Liberty Street Horizon Fund
SUMMARY SECTION
Investment Objective
The Liberty Street Horizon Fund (the “Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – A Shares” on page 22 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Liberty Street Horizon Fund (USD $)	Class A Shares		Class C Shares		Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[1]	none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	1.00%	[2]	0.75%	[3]	none
Wire Fee	20		20		20
Overnight check delivery fee for weekday	15		15		15
Retirement account fees (annual maintenance and full redemption requests)	15		15		15
[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[3]	A CDSC of 0.75% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Liberty Street Horizon Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management fees		1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees		0.25%	0.75%	none
Other expenses (includes shareholder service fee of up to 0.10%)		0.58%	0.58%	0.58%
Acquired fund fees and expenses		0.03%	0.03%	0.03%
Total annual fund operating expenses	[1]	1.86%	2.36%	1.61%
Fee waiver and/or expense reimbursements	[2]	(0.33%)	(0.33%)	(0.33%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	1.53%	2.03%	1.28%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) do not exceed 1.50%, 2.00% and 1.25% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively. This agreement is in effect until August 31, 2013, and may be terminated by the Trust's Board of Trustees at any time. The Fund's advisor is permitted to seek reimbursement from the Fund of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were waived or expenses were reimbursed, provided that such reimbursement to the advisor does not cause the Fund to exceed its current expense limit or the expense limit in place at the time of such waiver or reimbursement of Fund expenses.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividend and capital gains are reinvested, and that the Fund’s operating expenses (assuming fee waivers in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Liberty Street Horizon Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	723	1,001	1,404	2,526
Class C Shares	281	705	1,231	2,671
Institutional Class Shares	130	476	845	1,883

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Liberty Street Horizon Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	623	1,001	1,404	2,526
Class C Shares	206	705	1,231	2,671
Institutional Class Shares	130	476	845	1,883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund's sub-advisor is Horizon Asset Management LLC ("Horizon" or "Sub-Advisor"). In order to best implement its investment philosophy Horizon may allocate assets of the Fund across the following strategies. A portion of the Fund's assets is managed using Horizon's Core Value strategy, which relies on Horizon’s in-house research to identify companies possessing under-appreciated business models, including businesses that tend to be relatively protected from severe price competition or technological obsolescence which, as a consequence, Horizon believes can sustain high returns on equity. Selections in Core Value include companies with a variety of market capitalizations as well as companies outside the United States, although typically, the majority of stocks held in Core Value tend to be larger U.S. companies. In addition, portions of the Fund's assets are managed using Horizon's Research Select and Spin-Off strategies. Research Select involves the selection of investments in the areas of catalyst driven and event driven opportunities, in distressed securities, in companies that Horizon believes have certain assets whose true values are not fully reflected on their balance sheets, and in securities with pricing anomalies and other areas of inefficiency. The Spin-Off strategy seeks to identify inefficiencies in the pricing of companies that are at transitory points in their business cycles with a particular focus on corporate divestitures, carve-outs, and other forms of corporate restructurings. The Fund may also invest in specialty stocks that Horizon believes maintain the most favorable risk/reward characteristics.

The Fund pursues its investment objective by primarily investing in U.S. and foreign equity stocks. The Fund’s equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and other equity securities having the characteristics of common stock (such as depositary receipts). The Fund may invest in any size company, including small- and medium-sized companies, and may invest in companies which are financially distressed. In addition, under certain market conditions, the Fund may invest in companies at the time of their initial public offering (“IPO”). The Fund’s investments in foreign equity stocks may be in both developed and emerging markets.

The Fund may also invest up to 20% of its assets in fixed income securities with maturities typically between one year and ten years, which may include debt securities that are rated below investment grade, or unrated securities that Horizon deems to be of comparable quality.

Principal Risks of Investing

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

• Management Risk: The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

• General Market Risk: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

• Small- and Medium-Sized Company Risk: The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

• Initial Public Offerings Risk: The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies and the companies’ limited operating histories. These factors may contribute to substantial price volatility for the shares of these companies.

• Distressed Securities Risk: Financially distressed securities involve considerable risk that can result in substantial or even total loss of the Fund’s investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in bankruptcy or reorganization proceedings.

• Foreign Securities Risk: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

• Emerging Markets Risk: The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

• Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments in fixed income securities and preferred stocks.

• Lower-Rated Securities Risk: Debt securities rated below investment grade (often called “junk bonds”) generally have greater credit risk than higher-rated securities. Companies issuing high yield, fixed-income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings.

• Non-Diversification Risk: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Performance

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The predecessor to the Fund (the “Predecessor Fund”) commenced operations on May 4, 2007. Effective as of the close of business on October 9, 2009, the Predecessor Fund reorganized into the Fund. Performance results for the period prior to October 9, 2009, are for the Predecessor Fund.

Annual Total Return for Institutional Shares For each calendar year at NAV

The year-to-date total return  for the Institutional Shares class as of June 30, 2012  was 11.94%.

Institutional Shares
Highest Calendar Qtr Return at NAV (non-annualized):	24.53%	Quarter Ended 6/30/09
Lowest Calendar Qtr Return at NAV (non-annualized):	(29.16) %	Quarter Ended 12/31/08

Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns Liberty Street Horizon Fund	1 Year	3 Years	Since Inception	Inception Date
Class A Shares	(17.56%)	7.87%	(10.74%)	May 4, 2007
Class C Shares	(14.43%)	9.11%	(10.48%)	May 24, 2007
Institutional Class Shares	(13.17%)	9.93%	(11.55%)	Jul 11, 2007
Institutional Class Shares - After taxes on distributions	(13.35%)	9.57%	(11.77%)	Jul 11, 2007
Institutional Class Shares - After taxes on distributions and sale of shares	(8.32%)	8.58%	(9.45%)	Jul 11, 2007
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	14.11%	(2.01%)	Jul 11, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Institutional Shares and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2012
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Oct 31, 2012
Effective Date	dei_DocumentEffectiveDate	Oct 31, 2012
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
Liberty Street Horizon Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Liberty Street Horizon Fund (the “Fund”) seeks to achieve long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – A Shares” on page 22 of the Fund's Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividend and capital gains are reinvested, and that the Fund’s operating expenses (assuming fee waivers in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund's sub-advisor is Horizon Asset Management LLC ("Horizon" or "Sub-Advisor"). In order to best implement its investment philosophy Horizon may allocate assets of the Fund across the following strategies. A portion of the Fund's assets is managed using Horizon's Core Value strategy, which relies on Horizon’s in-house research to identify companies possessing under-appreciated business models, including businesses that tend to be relatively protected from severe price competition or technological obsolescence which, as a consequence, Horizon believes can sustain high returns on equity. Selections in Core Value include companies with a variety of market capitalizations as well as companies outside the United States, although typically, the majority of stocks held in Core Value tend to be larger U.S. companies. In addition, portions of the Fund's assets are managed using Horizon's Research Select and Spin-Off strategies. Research Select involves the selection of investments in the areas of catalyst driven and event driven opportunities, in distressed securities, in companies that Horizon believes have certain assets whose true values are not fully reflected on their balance sheets, and in securities with pricing anomalies and other areas of inefficiency. The Spin-Off strategy seeks to identify inefficiencies in the pricing of companies that are at transitory points in their business cycles with a particular focus on corporate divestitures, carve-outs, and other forms of corporate restructurings. The Fund may also invest in specialty stocks that Horizon believes maintain the most favorable risk/reward characteristics.

The Fund pursues its investment objective by primarily investing in U.S. and foreign equity stocks. The Fund’s equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and other equity securities having the characteristics of common stock (such as depositary receipts). The Fund may invest in any size company, including small- and medium-sized companies, and may invest in companies which are financially distressed. In addition, under certain market conditions, the Fund may invest in companies at the time of their initial public offering (“IPO”). The Fund’s investments in foreign equity stocks may be in both developed and emerging markets.

The Fund may also invest up to 20% of its assets in fixed income securities with maturities typically between one year and ten years, which may include debt securities that are rated below investment grade, or unrated securities that Horizon deems to be of comparable quality.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

• Management Risk: The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

• General Market Risk: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

• Small- and Medium-Sized Company Risk: The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

• Initial Public Offerings Risk: The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies and the companies’ limited operating histories. These factors may contribute to substantial price volatility for the shares of these companies.

• Distressed Securities Risk: Financially distressed securities involve considerable risk that can result in substantial or even total loss of the Fund’s investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in bankruptcy or reorganization proceedings.

• Foreign Securities Risk: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

• Emerging Markets Risk: The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

• Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments in fixed income securities and preferred stocks.

• Lower-Rated Securities Risk: Debt securities rated below investment grade (often called “junk bonds”) generally have greater credit risk than higher-rated securities. Companies issuing high yield, fixed-income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings.

• Non-Diversification Risk: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The predecessor to the Fund (the “Predecessor Fund”) commenced operations on May 4, 2007. Effective as of the close of business on October 9, 2009, the Predecessor Fund reorganized into the Fund. Performance results for the period prior to October 9, 2009, are for the Predecessor Fund.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for Institutional Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date total return  for the Institutional Shares class as of June 30, 2012  was 11.94%.

Institutional Shares
Highest Calendar Qtr Return at NAV (non-annualized):	24.53%	Quarter Ended 6/30/09
Lowest Calendar Qtr Return at NAV (non-annualized):	(29.16) %	Quarter Ended 12/31/08

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	11.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Qtr Return at NAV (non-annualized):
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Qtr Return at NAV (non-annualized):
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.16%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Institutional Shares and after-tax returns for other classes will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Institutional Shares and after-tax returns for other classes will vary.

Liberty Street Horizon Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
3 Years	imstliberty_AnnualReturnYear03	14.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2007
Liberty Street Horizon Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSHAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%	[1]
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Wire Fee	imstliberty_WireFee	20
Overnight check delivery fee for weekday	imstliberty_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fee of up to 0.10%)	rr_OtherExpensesOverAssets	0.58%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%	[3]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.53%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	723
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,001
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,404
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,526
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	623
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,001
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,404
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,526
1 Year	rr_AverageAnnualReturnYear01	(17.56%)
3 Years	imstliberty_AnnualReturnYear03	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception	(10.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2007
Liberty Street Horizon Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSHCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%	[5]
Wire Fee	imstliberty_WireFee	20
Overnight check delivery fee for weekday	imstliberty_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (includes shareholder service fee of up to 0.10%)	rr_OtherExpensesOverAssets	0.58%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.36%	[3]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	2.03%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	281
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	705
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,231
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,671
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	705
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,231
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,671
1 Year	rr_AverageAnnualReturnYear01	(14.43%)
3 Years	imstliberty_AnnualReturnYear03	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(10.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Liberty Street Horizon Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSHUX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Fee	imstliberty_WireFee	20
Overnight check delivery fee for weekday	imstliberty_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.10%)	rr_OtherExpensesOverAssets	0.58%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%	[3]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.28%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	130
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	476
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	845
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,883
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	130
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	476
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	845
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,883
2008	rr_AnnualReturn2008	(58.40%)
2009	rr_AnnualReturn2009	31.35%
2010	rr_AnnualReturn2010	16.49%
2011	rr_AnnualReturn2011	(13.17%)
1 Year	rr_AverageAnnualReturnYear01	(13.17%)
3 Years	imstliberty_AnnualReturnYear03	9.93%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2007
Liberty Street Horizon Fund | Institutional Class Shares | - After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.35%)
3 Years	imstliberty_AnnualReturnYear03	9.57%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2007
Liberty Street Horizon Fund | Institutional Class Shares | - After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.32%)
3 Years	imstliberty_AnnualReturnYear03	8.58%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2007

[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[3]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) do not exceed 1.50%, 2.00% and 1.25% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively. This agreement is in effect until August 31, 2013, and may be terminated by the Trust's Board of Trustees at any time. The Fund's advisor is permitted to seek reimbursement from the Fund of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were waived or expenses were reimbursed, provided that such reimbursement to the advisor does not cause the Fund to exceed its current expense limit or the expense limit in place at the time of such waiver or reimbursement of Fund expenses.
[5]	A CDSC of 0.75% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.